LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
These amounts do not include amounts that might be paid to employees that will cease working for the Israeli company before their normal retirement age.

Year	Amount
2019	$1,122
2020	51
2021	51
2022	9
2023	56
Thereafter (through 2028)	685
Total	$1,974